Commitment and contingent liabilities - Mortgages and pledges Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortages and pledges narrative [abstract]
Carrying value property, plant and equipment related to mortgages and loans	€ 25,582	€ 27,638	€ 29,154
Total outstanding mortgages and pledges	103,685	105,610	77,849
Pledges on business goodwill	69,300	69,300	36,992
Current and other fixed assets pledges as security	€ 1,399	€ 3,290	€ 3,301